Cash and due from banks and inter-bank funds - Additional information (Detail)	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Foreign currency accrued interest percentage	0.01%	0.01%
National currency interest rate on inter-bank funds assets	2.50%	0.25%
Foreign currency interest rate on inter-bank funds liabilities		0.25%
Local currency accrued interest percentage	2.50%	0.25%